Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q3PH

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Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 32

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.5%
Software 0.5%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 37,443,056
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
37,443,056
Municipal Bonds 98.0%
Alabama 3.7%
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,006,433
Black Belt Energy Gas District ,
c
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 26,135,917
c
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,353,938
c
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,243,422
c
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,857,334
Revenue , 2025 G , 5% , 10/01/35 ....................................... 12,000,000 12,907,999
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,428,446
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 39,600,000 41,563,645
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 12,200,000 11,202,011
c
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,530,545
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,570,630
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.25% , 8/01/53 ..... 8,000,000 8,226,855
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.5% , 8/01/58 ...... 2,000,000 2,081,874
Southeast Energy Authority A Cooperative District ,
c
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,744,158
c
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,359,909
Revenue , 2024 A , 5% , 11/01/35 ....................................... 20,000,000 21,308,328
c
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 19,500,000 20,316,054
c
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 14,000,000 14,825,135
Revenue , 2025 H , 5% , 11/01/35 ....................................... 16,000,000 17,277,043
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........ 5,000,000 5,083,501
291,023,177
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2015-3 , 5% , 10/01/39 ........... 200,000 200,298
Alaska Railroad Corp. , Revenue , 2025 , AG Insured , 6% , 10/01/50 ............... 2,800,000 3,037,700
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,707,039
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 705,000 682,771
6,627,808
Arizona 2.0%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 206,086
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 221,072
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 230,018
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 234,162
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 217,655

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ $ 10,000,000 $ 8,267,556
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,184,074
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,023,141
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 25,098,447
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,038,309
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 3,235,000 3,011,338
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ..... 6,000,000 7,054,822
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ..... 5,000,000 6,044,389
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ..... 9,860,000 12,035,223
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,605,425
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,234,625
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 22,997,490
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 18,572,902
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,400,751
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/47 ......................................................... 6,245,000 6,561,570
158,239,055
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 3,600,000 3,621,924
City of Centerton ,
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/44 ................. 2,250,000 2,183,346
Sales & Use Tax , Revenue , 2024 , AG Insured , 4.125% , 11/01/49 .............. 1,400,000 1,354,057
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/54 ................. 1,455,000 1,466,160
8,625,487
California 8.7%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,882,441
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,635,258
c
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,261,056
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 46,037,095
Revenue , 2026 A-1 , Mandatory Put , 5% , 2/01/36 .......................... 5,000,000 5,444,236
d
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 18,652,691
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 14,721,405
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,777,110
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 425,000 445,266
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 620,000 632,029
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 7,964,762
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 12,799,298

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... $ 12,000,000 $ 7,784,488
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,545,826
d
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,077,163
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,671,655
Corona-Norco Unified School District ,
GO , C , AG Insured , 6.2% , 8/01/29 ..................................... 3,250,000 3,444,621
GO , C , Pre-Refunded , AG Insured , 6.8% , 8/01/39 ......................... 8,500,000 9,071,926
e
GO , C , AG Insured , 4.14%, 8/01/39 .................................... 7,500,000 4,338,338
d
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,250,835
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,586,930
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,665,158
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 10,910,317
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,015,175
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,620,000 2,464,255
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,280,311
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,855,780
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,859,646
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,138,724
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,558,735
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,162,369
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,069,045
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.4% , 1/15/30 .................... 15,475,000 17,377,927
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 24,154,264
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 12,500,000 15,533,099
e
New Haven Unified School District ,
GO , 2009 , AG Insured , 2.57%, 8/01/31 .................................. 2,055,000 1,787,350
GO , 2009 , AG Insured , 2.68%, 8/01/32 .................................. 7,830,000 6,595,504
GO , 2009 , AG Insured , 2.78%, 8/01/33 .................................. 7,660,000 6,236,044
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,877,448
e
Rialto Unified School District , GO , 2011 A , AG Insured , 3.93%, 8/01/36 ........... 20,000,000 13,346,868
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,478,431
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/49 ........................................ 26,805,000 27,032,671
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,101,101
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 .................... 5,000,000 5,009,278
e
San Mateo Foster City School District , GO , A , 5.342%, 8/01/42 ................. 50,000,000 56,433,585
e
San Mateo Union High School District ,
GO , 2011 A , 6.131%, 9/01/33 ......................................... 6,065,000 6,286,047
GO , 2011 A , 6.476%, 9/01/41 ......................................... 20,000,000 22,020,560
e
Santa Ana Unified School District ,
GO , 2009 B , AG Insured , 3.09%, 8/01/35 ................................ 10,000,000 7,492,405
GO , 2009 B , AG Insured , 3.22%, 8/01/36 ................................ 18,865,000 13,521,611
GO , 2009 B , AG Insured , 3.36%, 8/01/37 ................................ 10,000,000 6,841,305
f
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.227% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,948,462
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 .................... 20,000 20,044
e
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AG Insured , 2.56%, 8/01/29 .......................... 10,000,000 9,154,200
GO , C-1 , Refunding , AG Insured , 2.59%, 8/01/30 .......................... 20,845,000 18,578,926
GO , C-1 , Refunding , AG Insured , 2.67%, 8/01/31 .......................... 20,000,000 17,300,998

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
West Contra Costa Unified School District, (continued)
GO , C-1 , Refunding , AG Insured , 2.78%, 8/01/32 .......................... $ 10,730,000 $ 8,980,530
686,112,602
Colorado 2.7%
d
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,667,969
e
Aurora Crossroads Metropolitan District No. 2 ,
GO , 2025 A-1 , Refunding , 0.396%, 12/01/55 ............................. 8,250,000 7,384,661
GO , 2025 A-2 , Refunding , 0.41%, 12/01/55 .............................. 7,750,000 6,901,724
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,897,349
d
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,484,464
City & County of Denver ,
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 10,819,706
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,140,856
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/37 .......... 10,000,000 10,378,166
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/43 .......... 5,000,000 5,099,738
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5.25% , 12/01/43 ....... 11,045,000 11,373,868
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/48 .......... 15,500,000 15,561,713
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 29,690,000 29,844,943
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.16%, 8/01/35 .................... 2,000,000 1,358,504
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.21%, 8/01/36 .................... 2,500,000 1,620,879
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.26%, 8/01/37 .................... 2,455,000 1,519,537
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.31%, 8/01/38 .................... 2,000,000 1,180,406
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,082,174
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.625% , 9/15/59 ........ 6,505,000 6,533,719
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 11,135,296
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 10,749,958
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 4,136,451
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 ..... 1,736,000 1,638,423
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,958,296
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 ................. 1,575,000 1,478,464
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,545,933
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,915,590
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 1,375,000 1,440,007
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 20,000,000 24,402,128
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AG Insured , 5% , 12/01/48 .......................... 800,000 816,297
GO , 2023 , Refunding , AG Insured , 5.125% , 12/01/57 ....................... 2,150,000 2,193,026
Westminster Public Schools , GO , 2024 A , 5% , 12/01/49 ...................... 15,000,000 15,783,667
211,043,912
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,203,653
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,446,624
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,897,652
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,455,993
18,003,922
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,106,451

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware (continued)
County of Kent, (continued)
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... $ 1,485,000 $ 1,396,014
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,011,227
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 600,000 560,808
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,731,742
6,806,242
Florida 8.2%
Abbott Square Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 1,300,000 1,327,380
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,424,980
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,491,827
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,015,000 4,642,983
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,815,977
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,278,410
d
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 637,360
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 10,091,646
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,605,691
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 1,996,488
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 1,856,147
Capital Trust Agency, Inc. ,
d
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 22,800,000 20,953,964
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 507,548
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 304,682
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 317,130
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 390,715
d
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,390,627
Capital Trust Authority ,
d,e
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.31%,
3/01/29 ........................................................ 55,385,000 47,234,228
Seaside School Consortium, Inc. , Revenue , 2024 A , 5.125% , 6/15/59 ........... 1,485,000 1,390,731
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 5,006,996
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,829,684
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,280,557
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 984,895
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,580,999
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,129,464
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 8,805,934
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 ................. 10,325,000 10,527,043
City of Gainesville ,
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 18,010,000 18,424,688

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Gainesville, (continued)
Utilities System , Revenue , 2019 A , Pre-Refunded , 5% , 10/01/47 ............... $ 125,000 $ 136,483
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/45 ..................................................... 5,000,000 4,468,609
e
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, 2.62%, 10/01/26 ........ 1,500,000 1,474,318
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , 2.62%, 10/01/26 .... 4,500,000 4,422,954
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 ................. 10,000,000 10,013,986
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,005,134
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 3,950,250
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 8,196,615
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 5,100,028
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,899,310
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ...... 15,000,000 15,004,131
e
City of Tampa ,
State of Florida Cigarette Tax , Revenue , 2020 A , 3.62%, 9/01/35 .............. 755,000 536,823
State of Florida Cigarette Tax , Revenue , 2020 A , 3.72%, 9/01/36 .............. 800,000 543,499
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 ..... 15,000,000 12,749,828
County of Miami-Dade ,
Aviation , Revenue , 2025 A , 5.25% , 10/01/50 ............................. 6,740,000 6,939,782
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,083,652
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,564,781
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,538,760
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 24,958,912
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,010,248
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,464,621
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ... 4,500,000 4,515,762
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51 1,000,000 888,013
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 570,106
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 984,411
d
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 4,002,285
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 6/15/54 ................................... 750,000 751,393
d
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,547,989
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,353,156
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,242,090
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,101,942
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,074,683
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 15,924,766
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 1,004,081
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AG Insured , 5.25% ,
7/01/47 ........................................................ 28,000,000 27,624,624
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 319,593
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 501,545

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... $ 1,350,000 $ 1,455,787
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/38 .................................................... 1,400,000 1,474,028
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 2,750,000 2,883,601
Florida Housing Finance Corp. ,
Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ......................... 1,410,000 1,028,260
Revenue , 2025-3 , GNMA Insured , 5.05% , 7/01/50 ......................... 2,825,000 2,854,515
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 826,647
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 13,269,442
Revenue, Sub. Lien , 2017 A , 5% , 10/01/47 ............................... 10,925,000 10,952,669
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,511,023
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,197,212
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,489,321
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,655,140
Hillsborough County Aviation Authority , Revenue , 2018 E , 5% , 10/01/48 .......... 5,000,000 5,031,205
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,533,527
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,571,419
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.375% , 5/01/55 .............................................. 1,000,000 973,837
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 718,412
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 252,521
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,198,971
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 6% , 5/01/56 ................................. 7,210,000 7,428,781
Assessment Calusa , Special Assessment , 2025 , 5.9% , 5/01/55 ............... 1,000,000 1,025,214
Assessments , Special Assessment , 2024 , 5.55% , 5/01/54 ................... 530,000 535,320
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,405,756
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 223,987
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 867,228
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 804,864
Miami-Dade County Expressway Authority , Revenue , A , Refunding , 5% , 7/01/40 .... 40,000,000 40,197,120
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,092,513
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,700,000 4,895,808
d
Newton Road Community Development District , Special Assessment , 144A, 2025 ,
5.75% , 6/15/55 ................................................... 875,000 883,614
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 750,000 753,363

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... $ 3,695,000 $ 3,382,908
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,369,897
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,034,528
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,238,367
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 5,065,109
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 123,771
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,801,102
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.625% , 5/01/34 1,200,000 1,082,069
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.8% , 5/01/37 995,000 855,969
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,512,362
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 715,220
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,165,919
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 431,963
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 678,680
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,364,107
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,602,695
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,322,275
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 617,420
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,043,566
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,800,606
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 13,064,753
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 8,873,049
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,007,510
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 435,817
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 99,950
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 241,737
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 538,301
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 6,060,597
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ........... 515,000 522,564
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 953,761
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,630,308
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,165,000 974,744

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. $ 1,800,000 $ 1,831,839
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 .............................. 5,000,000 5,038,832
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55 1,720,000 1,705,824
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AG Insured , 5% , 11/01/35 ............... 5,000,000 5,070,959
d
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 750,000 729,094
Special Assessment , 144A, 2024 , 4.8% , 5/01/55 .......................... 1,745,000 1,669,233
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,533,052
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 5,975,000 5,997,263
Village Community Development District No. 16 , Special Assessment , 2025 , 5.125% ,
5/01/56 ......................................................... 5,500,000 5,475,114
Volusia County Educational Facility Authority , Embry-Riddle Aeronautical University,
Inc. , Revenue , 2020 A , Refunding , 5% , 10/15/49 .......................... 3,000,000 3,058,701
West Lake Community Development District , Special Assessment , 2025 , 5.5% , 6/15/55 885,000 871,290
Wildwood Utility Dependent District , Revenue , 2023 , AG Insured , 5.5% , 10/01/53 ... 6,970,000 7,418,561
646,700,428
Georgia 3.5%
Atlanta Development Authority (The) ,
d
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/50 ............. 1,650,000 1,711,169
d
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 1,550,000 1,598,444
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,081,142
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 13,786,372
City of Atlanta ,
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 10,000,000 10,115,430
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2023 E , 5.25% , 7/01/43 ... 4,250,000 4,570,153
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 4,902,355
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,922,279
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,261,624
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 17,856,930
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,357,263
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 17,443,748
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 7,985,000 8,404,990
e
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.77%, 12/01/45 .................. 40,517,316 19,451,736
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , 5% , 7/01/46 ........................................ 15,000,000 15,034,436
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,065,000 5,073,734
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 10,250,000 10,457,645
Main Street Energy, Inc. , Revenue , 2025 D , 5% , 12/01/33 ..................... 7,500,000 8,100,024
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,303,857
c
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 10,000,000 10,191,836
c
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 5,000,000 5,111,516
c
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 35,605,953
c
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,433,608
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2025 A , 5% , 7/01/55 ........ 12,500,000 13,044,122
Municipal Electric Authority of Georgia ,
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 5% , 1/01/63 ..... 7,920,000 7,822,105

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Municipal Electric Authority of Georgia, (continued)
PowerSouth Energy Cooperative , Revenue , 2022 A , 5.5% , 7/01/63 ............ $ 2,500,000 $ 2,574,084
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 5,000,000 5,157,898
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,003,721
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.25% , 6/01/61 .. 4,325,000 4,273,837
278,652,011
Hawaii 1.4%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2024 A , 5% , 7/01/49 .............. 15,400,000 16,128,905
Wastewater System , Revenue, Senior Lien , 2024 A , 5.25% , 7/01/54 ............ 7,000,000 7,486,552
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 21,186,154
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,436,606
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,028,999
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,463,732
Airports System , Revenue , 2025 C , Refunding , 5% , 7/01/45 .................. 2,390,000 2,489,890
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 9,112,829
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 13,656,902
113,990,569
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 8,139,666
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,772,275
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 364,967
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 545,255
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,029,314
15,851,477
Illinois 5.7%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 21,027,722
Chicago Midway International Airport , Revenue, Senior Lien , 2023 A , Refunding , BAM
Insured , 5.5% , 1/01/53 .............................................. 6,000,000 6,239,549
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,154,022
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 6,500,000 6,517,232
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,277,120
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 9,877,871
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 36,201,915
Revenue, Senior Lien , 2024 A , 5.5% , 1/01/53 ............................. 13,115,000 13,666,107
Revenue, Senior Lien , 2025 E , BAM Insured , 5% , 1/01/60 ................... 6,000,000 5,956,907
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,382,726
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 4,167,275
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 4,210,000 4,486,929
GO , 2023 A , 5.5% , 1/01/40 ........................................... 15,555,000 16,495,752
GO , 2024 A , 5% , 1/01/45 ............................................ 3,130,000 3,066,828
GO , 2024 A , 5.25% , 1/01/45 .......................................... 5,690,000 5,726,386
GO , 2025 A , 6% , 1/01/50 ............................................ 24,280,000 25,422,529
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ...... 7,000,000 5,538,214

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ $ 2,250,000 $ 1,872,722
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,755,341
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 1,116,452 55,823
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 526,387 26,319
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 716,033
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 844,738
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 621,146
Moorings of Arlington Heights LLC Obligated Group (The) , Revenue , 2025 A ,
Refunding , 5.375% , 11/01/50 ....................................... 1,435,000 1,444,401
Moorings of Arlington Heights LLC Obligated Group (The) , Revenue , 2025 A ,
Refunding , 5.375% , 11/01/55 ....................................... 1,305,000 1,311,361
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 2,780,000 2,806,252
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/40 ......................... 3,700,000 3,706,517
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/45 ......................... 3,125,000 3,000,266
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 1,725,000 1,756,450
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 3.8%, 12/15/37 ........................................... 10,000,000 6,422,229
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 5% , 6/15/50 ............................................ 8,500,000 8,491,958
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 36,000,000 30,506,724
e
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , 3.16%, 12/01/26 ....................................... 2,465,000 2,401,773
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , ETM, 2.62%, 12/01/26 ................................... 5,235,000 5,123,325
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,012,967
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,241,530
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,146,326
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,683,981
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,639,570
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,431,808
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,423,039
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,706,543
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,513,146
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 5,009,905
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 16,152,913
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 29,640,425
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 16,238,409
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 19,851,112
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 10,935,381
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 17,090,565
GO , 2023 B , 5.5%
,
5/01/47 .......................................... 2,500,000 2,627,221
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,725,000 10,089,405
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 770,000 797,742

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
d
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ $ 6,885,000 $ 7,025,542
445,325,992
Indiana 1.8%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,233,481
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 ..... 10,000,000 7,299,170
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 11,975,938
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 14,450,501
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,912,196
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,278,358
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,629,549
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,049,615
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 16,954,654
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 24,162,278
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 6,244,404
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,408,852
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,928,230
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.375% , 5/01/50 . 5,400,000 5,427,121
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.5% , 5/01/54 ... 5,400,000 5,447,727
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,634,377
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/55 ........................................................ 7,765,000 7,945,453
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 2,000,000 2,027,927
Indiana Municipal Power Agency , Revenue , 2016 A , Refunding , 4% , 1/01/42 ....... 5,860,000 5,865,713
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 2,750,000 2,878,362
141,753,906
Iowa 0.6%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,403,816
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,603,635
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 3,045,465
c
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.098% , 5/15/26 ..................................... 8,250,000 8,169,927
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,315,007
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,174,342
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,569,099
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 .. 20,730,000 17,534,777
43,816,068
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... 5,000,000 5,034,851
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,615,149
21,650,000
Kentucky 1.5%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,527,782

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ... $ 5,000,000 $ 4,797,195
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,034,226
County of Carroll , Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .. 3,000,000 2,730,819
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,960
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ....... 2,340,000 1,652,219
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,507,870
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,084,760
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,184,917
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 652,763
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 286,053
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,474,843
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,005,481
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,815,495
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,079,509
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,764,496
Kentucky Public Energy Authority ,
c
Revenue , 2022 A-2 , Mandatory Put , 3.645% , 8/01/30 ....................... 5,000,000 5,053,649
Revenue , 2025 B , 5% , 12/01/33 ....................................... 19,880,000 20,850,261
Revenue , 2025 C , Refunding , 5% , 5/01/36 ............................... 14,830,000 16,089,994
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 ............. 10,000 10,000
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ......... 2,000,000 1,412,153
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2017 A , 4% ,
5/15/48 ......................................................... 2,750,000 2,534,189
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,541,409
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................ 2,250,000 2,181,554
121,272,597
Louisiana 3.3%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,078,764
Water & Sewer , Revenue, Junior Lien , 2019 B , AG Insured , 4% , 12/01/44 ........ 6,535,000 6,308,346
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,500,000 7,678,386
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,255,000 3,818,240
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,150,000 2,001,515
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,867,545 1,762,377
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,900,000 1,735,370
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 8,180,000 7,847,299
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 3,510,000 3,223,645
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,135,000 4,607,911
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 59,310,000 38,377,212
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 50,725,000 51,435,150
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 2,000,000 2,062,121
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 8,899,885
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,366,226
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,598,665

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AG
Insured , 3% , 5/15/47 .............................................. $ 9,925,000 $ 7,847,782
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 17,500,000 18,100,673
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,043,907
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 10,767,886
South Quad L3C , Revenue , 2025 , AG Insured , 5.25% , 7/01/65 ................ 5,000,000 5,174,670
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,679,260
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 5,887,974
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 5,072,898
259,376,162
Maine 0.0%
†
Finance Authority of Maine , University of New England , Revenue , 2025 , 5.5% , 7/01/55 2,500,000 2,629,622
Maryland 1.8%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 872,397
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,377,380
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,064,582
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 9,980,522
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 10,000,000 10,145,462
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,601,490
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 19,202,270
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 28,325,000 28,606,004
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,290,265
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,599,177
Maryland Stadium Authority , State of Maryland Built to Learn , Revenue , 2024 , 4% ,
6/01/49 ......................................................... 11,750,000 10,759,178
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,253,051
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,221,788
138,973,566
Massachusetts 1.6%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 10,000,000 9,952,965
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,417,268
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,295,568
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 5,077,066
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28 10,000,000 10,679,225
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 15,431,015
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,224,904
d
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 3,172,664
Massachusetts Educational Financing Authority ,
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,154,169
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 6,000,000 6,170,340
Revenue, Sub. Lien , 2017 B , Refunding , 4.25% , 7/01/46 .................... 1,835,000 1,641,126
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 .................. 24,870,000 25,082,290

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ $ 8,185,000 $ 8,189,196
125,487,796
Michigan 0.8%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,023
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,023
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 1,013,134
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 2,015,625
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,504,497
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 249,172
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,216,439
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,448,774
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 825,000 824,041
Michigan State Housing Development Authority ,
Revenue , 2023 B , Refunding , 5% , 6/01/54 ............................... 3,500,000 3,550,911
Revenue , 2025 C , 5% , 6/01/46 ........................................ 7,950,000 8,015,766
Revenue , 2025 C , 5.05% , 6/01/51 ..................................... 10,000,000 10,072,228
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 13,345,000 13,001,784
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,589,929
Pontiac School District , GO , 2020 , 4% , 5/01/50 ............................. 8,665,000 7,919,144
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AG Insured , 5.5% , 12/01/48 .................................... 5,000,000 5,297,736
65,739,226
Mississippi 1.1%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,542,241
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,577,594
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AG Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,460,121
d
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,310,000 2,241,497
d
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 7,595,000 7,750,035
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 51,565,000 33,365,721
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,401,253
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 20,000,000 19,776,898
83,115,360
Missouri 0.7%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 18,884,536
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 3,996,004
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,142,596

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AG Insured , 5% , 3/01/49 ...................................... $ 20,000,000 $ 20,111,118
Missouri Housing Development Commission , Revenue , 2025 D , GNMA Insured ,
5.05% , 11/01/45 ................................................... 5,000,000 5,136,299
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AG Insured , 5% ,
10/01/45 ........................................................ 5,000,000 5,126,527
58,397,080
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/43 ............................... 6,440,000 6,594,914
Nebraska 0.5%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 10,000,000 10,519,797
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................ 12,935,000 12,116,376
Omaha Public Power District Nebraska City Station Unit 2 , Revenue , 2016 A ,
Refunding , 5% , 2/01/49 ............................................. 10,000,000 10,000,000
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 ....... 7,340,000 7,393,574
40,029,747
Nevada 0.1%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,740,727
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 850,000 860,618
Reno-Tahoe Airport Authority , Revenue , 2024 A , 5.25% , 7/01/54 ................ 1,860,000 1,907,766
5,509,111
New Hampshire 0.7%
New Hampshire Business Finance Authority ,
f
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 4,953,690 4,999,538
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 10,000,000 9,963,722
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,271,025
Roseville Sustainable Energy Partner LLC , Revenue , 2024 C , 5.25% , 7/01/54 .... 21,315,000 21,023,950
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,029,163
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,355,164
52,642,562
New Jersey 3.1%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,231,009
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 . 4,000,000 4,412,545
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2020 A , 5% , 11/01/44 ....................... 15,000,000 15,493,784
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 10,000,000 10,294,560
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,150,304
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,416,801
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 5,500,000 5,662,992
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 410,000 410,194
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 3,890,000 3,800,638
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 6,880,000 6,691,870
New Jersey Transportation Trust Fund Authority ,
e
State of New Jersey , Revenue , 2009 A , BAM Insured , 3.74%, 12/15/39 ......... 25,000,000 15,023,778
State of New Jersey , Revenue , 2015 AA , 5% , 6/15/45 ...................... 15,000,000 15,005,616
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/36 .............. 7,000,000 7,391,588

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
State of New Jersey , Revenue , 2019 AA , 5.25% , 6/15/43 .................... $ 5,000,000 $ 5,196,273
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/35 ...................... 3,000,000 3,296,722
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/37 ...................... 5,220,000 5,674,768
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/38 ...................... 1,000,000 1,081,314
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/39 ...................... 4,240,000 4,557,981
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/40 ...................... 2,500,000 2,672,585
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 12,000,000 12,440,550
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 39,000,000 35,721,765
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/31 ............... 7,250,000 8,178,874
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/33 ............... 1,250,000 1,399,643
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 17,000,000 16,148,451
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 2,000,000 2,398,424
Tobacco Settlement Financing Corp. , Revenue, Sub. Lien , 2018 B , Refunding ,
5% , 6/01/46 ...................................................... 37,665,000 36,617,566
240,370,595
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 19,331,582
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,094,344
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 1,002,547
35,428,473
New York 7.8%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. 2,200,000 1,928,586
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,702,524
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,655,935
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,571,177
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 4,250,000 4,456,136
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 35,588,669
Genesee County Funding Corp. (The) , Monroe Sustainable Energy Partners LLC ,
Revenue , 2025 A , 5.5% , 12/01/55 ..................................... 3,500,000 3,630,560
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,010,166
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,199,604
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 47,144,031
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 9,067,435
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 24,724,003
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 36,278,540
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 17,350,210
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 821,008
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,226,326
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 CC-1 , Refunding , 5% , 6/15/46 .................................... 22,500,000 22,593,074
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 19,228,831
Future Tax Secured , Revenue , 2026 A-1 , 5% , 5/01/42 ...................... 12,025,000 13,294,882
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/47 ............. 10,000,000 9,166,958
Future Tax Secured , Revenue, Sub. Lien , 2024 F-1 , 5.25% , 2/01/53 ............ 10,000,000 10,421,653
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 7,203,999

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp., (continued)
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. $ 40,000,000 $ 47,281,876
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 30,273,507
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,565,048
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,851,736
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,608,491
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 62,265,085
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,347
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 17,725,724
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,011,780
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,834,572
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 11,174,199
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,172,086
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,705,648
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,639,798
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,310,987
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,709,665
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 2,000,000 1,999,984
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 10,390,000 10,342,348
JFK NTO LLC , Revenue , 2024 , AG Insured , 5% , 6/30/54 .................... 13,500,000 13,451,404
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ........... 13,500,000 12,057,043
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............ 10,000,000 9,018,920
610,269,555
North Carolina 0.6%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AG Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,190,089
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,146,149
e
North Carolina Turnpike Authority ,
Revenue , 2009 B , AG Insured , 3.18%, 1/01/33 ............................ 25,000,000 20,126,905
Revenue , 2009 B , AG Insured , 3.29%, 1/01/34 ............................ 15,000,000 11,609,859
Revenue , 2009 B , AG Insured , 3.41%, 1/01/35 ............................ 15,215,000 11,283,598
50,356,600
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 2,300,000 2,233,775
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 2,000,000 1,850,867
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/53 2,440,000 2,462,897
North Dakota Housing Finance Agency , Revenue , 2025 A , 5% , 7/01/50 ........... 5,500,000 5,550,747
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AG Insured , 4% , 4/01/44 .............................. 10,000,000 9,573,442
Revenue , 2019 A , AG Insured , 4% , 4/01/50 .............................. 9,620,000 8,500,411
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,572,576
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 10,084,119
45,828,834
Ohio 1.6%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,886,278

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... $ 6,000,000 $ 6,898,886
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/55 ... 17,835,000 18,660,206
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 9,874,443
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,332
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,682,832
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,215,733
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,727,733
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,360,134
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,151,950
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,374,930
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,055,992
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 9,445,000 8,700,173
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , Pre-Refunded ,
4% , 1/01/46 .................................................... 555,000 580,430
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 634,276
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,268,602
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/62 ................................................... 3,500,000 3,512,038
126,589,968
Oklahoma 0.1%
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ................... 6,000,000 6,371,362
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 ............. 4,000,000 3,764,429
10,135,791
Oregon 0.8%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ... 12,210,000 11,256,801
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 10,000,000 10,171,902
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,497,656
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,555,203
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,201,297
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 19,505,192
64,188,051
Pennsylvania 1.4%
Allentown Commercial and Industrial Development Authority ,
d
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/59 .................................................... 5,000,000 4,566,773
Lincoln Leadership Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ....... 1,600,000 1,636,377
Cumberland County Municipal Authority , Messiah Village Obligated Group , Revenue ,
2026 A , Refunding , 5.5% , 6/01/56 ..................................... 4,000,000 4,032,870
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,821,882
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,525,666
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 305,000 308,560
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 345,647
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,645,160

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... $ 13,785,000 $ 11,199,757
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,963,936
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 570,081
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,013,864
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 8,929,222
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 4,042,863
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,311,800
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,007,939
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 5,210,370
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 9,252,352
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,350,145
Revenue , 2025-149 A , Refunding , 5.2% , 4/01/53 .......................... 2,815,000 2,865,490
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,226,382
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 7,806,280
School District of Philadelphia (The) , GO , 2016 F , Refunding , 5% , 9/01/36 ......... 4,090,000 4,139,246
111,772,662
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ... 130,000 130,352
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,265,000 2,226,907
Revenue, Senior Lien , 2025 A , 5% , 12/01/44 ............................. 5,155,000 5,241,397
7,598,656
South Carolina 1.1%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,503,487
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,265,000 1,087,441
c
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,760,953
South Carolina Jobs-Economic Development Authority ,
d
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 25,432,887
d
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 729,885
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 15,000,000 15,086,002
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 10,032,180
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,401,007
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 5,000,000 5,084,055
87,117,897
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,720,789
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 15,100,963
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,934,384
35,756,136

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 3.8%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ $ 1,000,000 $ 1,000,491
City of Germantown , GO , 2017 , 4% , 8/01/45 ............................... 2,525,000 2,497,622
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,887,147
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 25,075,000 23,276,686
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,298,298
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 122,773
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ... 5,000,000 4,999,925
City of Memphis ,
Memphis Light Gas & Water Division Electric System , Revenue , 2020 A , 3% ,
12/01/42 ....................................................... 2,470,000 2,062,305
Memphis Light Gas & Water Division Gas , Revenue , 2020 , 3% , 12/01/42 ........ 1,000,000 849,188
City of Portland , Water & Sewer , Revenue , 2020 , AG Insured , 3% , 4/01/45 ........ 1,775,000 1,373,462
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................ 2,760,000 2,672,916
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................ 5,000,000 5,001,221
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,782,117
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,164,772
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 22,894,985
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,050,434
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 4,975,018
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,747,654
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 2,997,680
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,271,255
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 ................. 1,000,000 759,017
Memphis-Shelby County Airport Authority , Revenue , 2021 A , 5% , 7/01/45 ......... 12,235,000 12,454,283
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 3,037,351
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 7,143,185
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 8,690,000 6,731,595
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 5,003,223
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,388,180
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,644,406
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 17,630,889
Revenue , 2019 B , 5% , 7/01/54 ........................................ 11,495,000 11,551,578
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,365,185
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,616,099
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 ................. 4,000,000 4,060,233
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ...... 2,015,000 1,824,969
c
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 58,867,110
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 600,000 579,105
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 547,436
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 992,519
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,604,063
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,160,570
Revenue , 2025-2A , Refunding , 5.1% , 7/01/45 ............................ 1,250,000 1,293,662

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 ............. $ 820,000 $ 819,779
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 . 1,200,000 959,856
298,960,242
Texas 10.2%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,346,243
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,478,534
Arlington Higher Education Finance Corp. ,
Harmony Public Schools , Revenue , 2024 , PSF Guaranty , 4% , 2/15/54 .......... 5,000,000 4,469,073
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/55 5,500,000 5,266,448
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/60 5,500,000 5,237,053
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........ 7,500,000 6,827,522
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 .................. 6,000,000 6,295,583
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,172,605
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 ..... 8,000,000 7,452,329
City of Arlington , Special Tax, Senior Lien , 2018 A , AG Insured , 4% , 2/15/44 ....... 20,000,000 19,475,572
City of Austin ,
Airport System , Revenue , 2019 B , 5% , 11/15/44 ........................... 8,110,000 8,283,390
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,412,309
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,259,025
d
City of Celina ,
Mosaic Public Improvement District Phase No. 1B , Special Assessment , 144A, 2024 ,
5.375% , 9/01/53 ................................................. 500,000 501,777
Sutton Fields II Public Improvement District , Special Assessment , 144A, 2019 ,
4.25% , 9/01/49 .................................................. 3,065,000 2,624,797
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,228,407
Utility System , Revenue, Senior Lien , 2025 , Refunding , AG Insured , 5% , 7/15/55 .. 7,500,000 7,684,203
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 17,865,700
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 16,350,527
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AG Insured ,
5.25% , 7/01/48 ................................................... 5,000,000 5,165,455
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 5.125% , 9/01/46 ............................... 891,000 891,887
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41 9,690,000 9,690,307
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,100,069
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,122,787
d
City of Manor , Lagos Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6% , 9/15/52 .................................. 975,000 998,552
d
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 816,977
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 356,102
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................ 3,500,000 3,225,101
d
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,382,066

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ $ 2,700,000 $ 2,634,724
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 607,366
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,146,191
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... 4,425,000 3,960,692
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,145,391
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 11,787,888
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 5,158,128
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........ 3,345,000 3,220,896
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ... 2,750,000 2,554,074
Conroe Independent School District , GO , 2025 , PSF Guaranty , 4% , 2/15/50 ....... 15,000,000 13,972,123
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 100,819
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 111,325
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 110,595
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 93,475
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 92,879
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 600,121
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 647,245
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 569,293
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ... 7,500,000 6,849,433
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 .... 8,030,000 8,405,987
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ...... 7,500,000 7,076,377
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 15,000,000 16,048,056
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ... 1,350,000 1,065,314
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,523,120
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 .... 2,000,000 1,926,668
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,005,988
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding , AG
Insured , 3.125% , 11/15/56 ........................................... 5,000,000 3,494,006
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 844,821
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 878,274
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,495,640
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 2,081,861
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,577,549
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .. 5,500,000 5,194,166
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,500,000 1,434,931
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 ....... 10,000,000 10,118,618
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 149,192
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 150,622
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 147,449
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 154,575
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 302,362
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 303,575
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 286,231
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 503,424
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 786,899
GO , 2024 , AG Insured , 4.375% , 9/01/48 ................................. 1,685,000 1,603,696
GO , 2024 , AG Insured , 4.5% , 9/01/54 ................................... 3,695,000 3,477,789

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ $ 12,183,357 $ 9,570,055
Lamar Consolidated Independent School District ,
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,486,028
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 8,657,015
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 14,630,353
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 .. 15,000,000 13,671,723
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/53 ......................................................... 5,555,000 5,743,689
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,004,248
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,698,583
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,454,032
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 204,299
Westminster Manor Obligated Group , Revenue , 2021 , 4% , 11/01/49 ............ 12,400,000 10,532,907
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,118,528
North Texas Tollway Authority ,
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 10,000,000 10,118,894
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.36%, 9/01/37 ...... 7,500,000 4,094,443
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 6.19%, 9/01/43 ...... 7,500,000 2,609,584
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 30,488,660
Northwest Independent School District ,
GO , 2023 , PSF Guaranty , 4% , 2/15/48 .................................. 7,000,000 6,592,320
GO , 2025 , PSF Guaranty , 5.25% , 2/15/55 ............................... 4,750,000 5,010,676
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 ..................... 4,000,000 4,003,952
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 14,205,000 11,585,725
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 2,936,640
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 791,595
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 35,513,190
San Jacinto River Authority ,
Revenue , 2011 , AG Insured , 5% , 10/01/32 ............................... 5,000,000 5,007,290
Revenue , 2011 , AG Insured , 5% , 10/01/37 ............................... 3,000,000 3,003,763
Southeast Regional Management District ,
GO , 2024 A , AG Insured , 4.25% , 4/01/49 ................................ 1,175,000 1,097,264
GO , 2024 A , AG Insured , 4.25% , 4/01/53 ................................ 1,755,000 1,615,879
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,268,263
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,696,907
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,206,510
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,275,733
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,256,520
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,092,852
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,575,595
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 11,279,235
c
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,645,056
c
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2024 , Mandatory Put ,
5% , 1/01/34 ...................................................... 12,500,000 13,533,279

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. VI , Revenue , 2025 , 5% , 1/01/36 ... $ 15,000,000 $ 16,273,245
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,192,106
e
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , 5.2%, 8/01/48 ......... 6,250,000 1,997,471
State Highway 249 System , Revenue, First Tier , 2019 A , 5.21%, 8/01/49 ........ 5,000,000 1,516,475
State Highway 249 System , Revenue, First Tier , 2019 A , 5.21%, 8/01/50 ........ 5,500,000 1,584,051
Texas Water Development Board ,
State Revolving Fund , Revenue , 2025 , 4.8% , 10/15/56 ...................... 12,860,000 12,944,304
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 25,016,300
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 18,434,834
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 16,734,434
d
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 565,121
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 811,000 692,710
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 501,671
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 866,204
Travis County Development Authority , Special Assessment , 2025 , 5.25% , 9/01/54 ... 1,400,000 1,361,669
Viridian Municipal Management District , GO , 2023 , AG Insured , 5% , 12/01/49 ...... 1,000,000 1,015,626
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,003,022
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 624,248
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 435,833
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 1,021,232
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,067,149
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........ 23,445,000 23,879,342
801,178,580
Utah 1.4%
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ...................... 6,840,000 6,226,149
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,236,206
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 20,455,000 20,619,910
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,237,746
County of Utah , Intermountain Healthcare Obligated Group , Revenue , 2020 A ,
5% , 5/15/50 ...................................................... 15,725,000 16,085,387
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/55 3,750,000 4,010,133
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ...................... 9,645,000 10,026,554
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 549,012
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 354,996
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 544,817
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,364,640
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,465,303
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,264,672
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,620,444
Revenue , 2024 , 5.5% , 10/15/44 ....................................... 650,000 679,460
Revenue , 2024 , 5.5% , 10/15/48 ....................................... 750,000 767,925

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah State University , Student Fee & Housing , Revenue , 2023 , 5% , 4/01/56 ....... $ 10,120,000 $ 10,405,008
113,458,362
Virginia 0.6%
Hampton Roads Transportation Accountability Commission , Transportation Fund ,
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 19,000,000 19,418,338
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43 11,120,000 11,509,789
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 .................. 70,000 70,077
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 10,000,000 9,979,895
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,475,716
44,453,815
Washington 2.6%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 19,478,918
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 .......... 10,855,000 10,875,438
County of Spokane , Airport , Revenue , 2024 B , 5.25% , 1/01/49 ................. 11,690,000 12,053,905
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 34,480,000 34,390,618
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 ......... 4,500,000 4,461,824
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................ 5,000 5,009
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,266,308
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,757,427
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 3,050,000 3,113,189
Vancouver Housing Authority ,
Revenue , 2024 , 4% , 8/01/34 ......................................... 6,000,000 6,029,794
Revenue , 2025 , 5% , 8/01/40 ......................................... 3,400,000 3,548,939
Washington Health Care Facilities Authority ,
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 271,087
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 274,527
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 294,362
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,099,811
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 816,493
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 24,084,522
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,182,067
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,010,377
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,459,179
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,882,271
d
Washington State Housing Finance Commission ,
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,840,000 2,485,717
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/64 .................................................. 17,500,000 17,316,043
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 5,220,000 5,582,804
200,740,629

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.6%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................ $ 1,500,000 $ 1,473,507
c
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,022,677
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 8,250,000 7,771,067
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,132,043
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,215,847
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,022,240
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 10,000,000 10,043,648
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,051,867
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,454,036
49,186,932
Wisconsin 6.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 37,350,000 39,282,179
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 23,625,524 24,682,705
d
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 17,163,056
e
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 184,234,136 88,743,888
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,255,216
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,600,133
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 9,732,824
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 917,497
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 7,717,196
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,358,749
c
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,272,039
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,232,199
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 6,965,232
d
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 20,734,137
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 20,525,000 21,491,526
d
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 21,805,982
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 2,325,000 2,336,720
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 11,975,000 12,225,674
d,e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 122,250,000 79,103,256
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 22,609,367
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,757,266
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 601,402
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 24,253,331
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 4,267,159
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,546,625
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 13,775,000 14,255,621
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 7,980,000 8,816,338
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,148,712
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 7,769
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,459,559
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,502,650
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,456,444
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 2,135,000 2,064,349

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. $ 2,125,000 $ 1,940,249
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 4,058,632
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,387,051
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,650,407
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 993,751
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,861,081
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 14,526,826
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,357,658
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 1,092,211
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 411,169
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 755,404
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,075,770
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,387,505
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 1,994,694
511,859,208
U.S. Territories 2.6%
District of Columbia 2.1%
District of Columbia ,
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 20,683,975
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 24,731,088
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 4,039,371
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 982,033
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,844,940
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,304,017
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,339,126
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 10,048,341
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,168,054
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AG Insured , 6.5% ,
10/01/41 ....................................................... 25,000,000 25,682,090
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 11,886,793
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 12,718,682
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 12,000,000 12,314,186
166,742,696
Puerto Rico 0.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 5,780,000 5,887,175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 316,659
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,416,471
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,546,000 27,006,795

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 33 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 5,593,000 $ 5,344,517
40,971,617
Total U.S. Territories .................................................................... 207,714,313
Total Municipal Bonds (Cost $ 7,773,990,023 ) ...................................
7,706,955,698
Total Long Term Investments (Cost $ 7,809,650,023 ) .............................
7,744,398,754
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Georgia 0.2%
h
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.15% , 4/01/47 ............... 14,845,000 14,845,000
Minnesota 0.1%
h
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.5% , 11/15/64 ............................................. 6,500,000 6,500,000
Missouri 0.0%
†
h
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.15% , 6/01/44 ........ 450,000 450,000
Pennsylvania 0.3%
h
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3% , 12/01/37 ................................................. 4,600,000 4,600,000
h
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 3.25% , 7/01/54 ............................................. 19,700,000 19,700,000
24,300,000
Total Municipal Bonds (Cost $ 46,095,000 ) ......................................
46,095,000
Total Short Term Investments (Cost $ 46,095,000 ) ................................
46,095,000
a
Total Investments (Cost $ 7,855,745,023 ) 99.1% ..................................
$7,790,493,754
Other Assets, less Liabilities 0.9% .............................................
72,852,357
Net Assets 100.0% ...........................................................
$7,863,346,111
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $809,187,693, representing 10.3% of net assets.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

e
The rate shown represents the yield at period end.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — 37,443,056 37,443,056
Municipal Bonds ......................... — 7,706,955,698 — 7,706,955,698
Short Term Investments ................... — 46,095,000 — 46,095,000
Total Investments in Securities ........... $— $7,753,050,698 $37,443,056 $7,790,493,754
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
TSOF
Term SOFR
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.